Capital Shares - Schedule of Activity related to the Share Option (Details)	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Schedule of Activity Related to Share Option [Abstract]
Shares Outstanding Beginning Balance	50,000
Weighted Average Exercise Price Outstanding Beginning Balance	$ 2
Shares Outstanding Ending Balance	50,000
Weighted Average Exercise Price Outstanding Ending Balance	$ 2
Shares Outstanding Exercisable, end of period
Weighted Average Exercise Price Exercisable, end of period
Weighted Average Remaining Contractual Life in Years Exercisable, end of period	6 years 4 months 24 days
Aggregate Intrinsic Value Exercisable, end of period | $	$ 0